Long-term loans (Bank loans and other loans) (Detail) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)
Disclosure of long-term loans [line items]
Long-term loans	¥ 134,022,712	¥ 150,169,010
Less: Current portion	18,658,114	20,620,849
Non-current portion	115,364,598	129,548,161
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	128,619,138	145,444,257
Less: Current portion	17,848,365	20,010,384
Non-current portion	110,770,773	125,433,873
Bank loans and other loans [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	5,032,030	5,853,730
Less: Current portion	1,262,520	1,211,700
Non-current portion	¥ 3,769,510	¥ 4,642,030
Annual interest rate	4.41%-4.90%	4.41%-4.90%
Bank loans and other loans [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 4,528,406	¥ 3,504,911
Less: Current portion	521,689	528,586
Non-current portion	¥ 4,006,717	¥ 2,976,325
Annual interest rate	4.28%-4.90%	4.28%-4.90%
Bank loans and other loans [member] | Secured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 410,658	¥ 101,920		$ 79,371				$ 20,359
Less: Current portion	0	0
Non-current portion	¥ 410,658	¥ 101,920
Annual interest rate	2.93%	3.25%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 7,477,712	¥ 11,133,929
Less: Current portion	1,803,335	4,184,303
Non-current portion	¥ 5,674,377	¥ 6,949,626
Annual interest rate	2.65%-5.39%	2.00%-5.39%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 88,504,897	¥ 101,626,230
Less: Current portion	12,691,426	12,589,306
Non-current portion	¥ 75,813,471	¥ 89,036,924
Annual interest rate	1.80%-6.55%	1.80%-6.55%
Bank loans and other loans [member] | Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 9,974,968	¥ 10,625,985	$ 1,430,672				$ 1,548,255
Less: Current portion	1,095,931	910,948
Non-current portion	¥ 8,879,037	¥ 9,715,037
Annual interest rate	2.90%-6.82%	1.74%-7.29%
Bank loans and other loans [member] | Unsecured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 12,417,684	¥ 12,272,527		$ 2,400,063				$ 2,451,466
Less: Current portion	431,622	530,272
Non-current portion	¥ 11,986,062	¥ 11,742,255
Annual interest rate	3.33%	3.46%
Bank loans and other loans [member] | Unsecured [member] | EUR [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 120,760	¥ 171,393			€ 15,451				€ 21,841
Less: Current portion	34,772	48,441
Non-current portion	¥ 85,988	¥ 122,952
Annual interest rate	2.00%-2.15%	0.75%-2.15%
Bank loans and other loans [member] | Unsecured [member] | JPY [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 152,023	¥ 153,632				¥ 2,372,009				¥ 2,482,335
Less: Current portion	7,070	6,828
Non-current portion	¥ 144,953	¥ 146,804
Annual interest rate	0.75%	0.75%